UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1.  Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$69	0.62%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,400	10,403	10,439
2016	10,410	10,367	10,453
2017	11,103	11,186	11,120
2017	11,656	11,753	11,491
2017	12,137	12,183	11,850
2017	12,777	12,921	12,473
2018	13,091	13,288	12,674
2018	13,113	13,144	12,668
2018	13,412	13,573	13,058
2018	12,792	12,795	12,460
2019	13,290	13,176	12,906
2019	13,201	12,974	12,792
2019	13,840	13,535	13,301
2019	14,508	14,545	14,106
2020	13,954	13,688	13,444
2020	13,933	13,679	13,364
2020	15,753	15,772	14,841
2020	16,727	16,728	15,829
2021	17,852	17,829	16,747
2021	19,022	19,402	18,000
2021	19,797	20,289	18,550
2021	19,320	19,951	18,093
2022	18,336	19,221	17,648
2022	17,008	18,086	16,669
2022	16,202	17,066	15,836
2022	16,524	17,633	16,299
2023	16,441	17,633	16,377
2023	16,902	18,240	16,460
2023	17,735	19,447	17,290
2023	17,946	19,751	17,452
2024	19,544	21,715	18,851
2024	20,249	22,537	19,281
2024	21,255	24,005	20,463
2024	21,868	24,910	21,094
2025	21,754	24,985	21,051
2025	22,026	25,614	21,587
2025	23,467	27,797	23,012
2025	24,550	29,445	23,873
2026	26,081	31,028	25,489
2026	27,022	33,367	26,482

202501-4140694, 202606-5569433

F103-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Growth Allocation Fund (Investor Class)	22.68%	7.27%	10.45%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	22.67	8.03	10.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,327,220
  Number of Portfolio Holdings2,014
  Investment Advisory Fees Paid (000s)$17,307
  Portfolio Turnover Rate52.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	67.4%
Equity Funds	12.4
Bond Funds	7.8
Private Investment Companies	3.9
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Corporate Bonds	1.7
Asset-Backed Securities	0.8
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	1.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Institutional Emerging Markets Equity Fund	7.5%
T. Rowe Price Real Assets Fund - I Class	5.0
Blackstone Partners Offshore Fund	3.9
NVIDIA	3.6
Alphabet	3.0
Apple	2.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.5
Microsoft	2.3
Amazon.com	2.0
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$52	0.47%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	519,979	520,132	521,947
2016	520,686	518,347	522,637
2017	555,484	559,284	556,017
2017	583,331	587,646	574,538
2017	607,561	609,140	592,508
2017	639,928	646,071	623,627
2018	655,819	664,397	633,699
2018	657,145	657,203	633,383
2018	672,304	678,646	652,915
2018	641,418	639,743	622,977
2019	666,794	658,801	645,281
2019	662,337	648,703	639,621
2019	694,754	676,761	665,042
2019	728,388	727,243	705,290
2020	700,827	684,401	672,176
2020	699,996	683,928	668,181
2020	791,806	788,590	742,036
2020	841,034	836,395	791,466
2021	897,866	891,429	837,356
2021	956,970	970,121	899,981
2021	996,231	1,014,449	927,477
2021	972,546	997,569	904,625
2022	923,339	961,041	882,398
2022	856,868	904,323	833,456
2022	816,611	853,305	791,787
2022	832,994	881,645	814,951
2023	829,117	881,644	818,849
2023	852,612	912,016	822,985
2023	895,053	972,342	864,515
2023	905,916	987,554	872,610
2024	986,968	1,085,733	942,543
2024	1,023,045	1,126,854	964,075
2024	1,074,327	1,200,257	1,023,136
2024	1,105,765	1,245,479	1,054,699
2025	1,100,106	1,249,241	1,052,526
2025	1,114,414	1,280,692	1,079,341
2025	1,187,883	1,389,834	1,150,614
2025	1,243,191	1,472,253	1,193,647
2026	1,321,217	1,551,409	1,274,439
2026	1,369,202	1,668,347	1,324,075

202501-4140694, 202606-5569433

F212-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Growth Allocation Fund (I Class)	22.86%	7.43%	10.60%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	22.67	8.03	10.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,327,220
  Number of Portfolio Holdings2,014
  Investment Advisory Fees Paid (000s)$17,307
  Portfolio Turnover Rate52.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	67.4%
Equity Funds	12.4
Bond Funds	7.8
Private Investment Companies	3.9
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	1.9
Corporate Bonds	1.7
Asset-Backed Securities	0.8
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	1.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Institutional Emerging Markets Equity Fund	7.5%
T. Rowe Price Real Assets Fund - I Class	5.0
Blackstone Partners Offshore Fund	3.9
NVIDIA	3.6
Alphabet	3.0
Apple	2.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.5
Microsoft	2.3
Amazon.com	2.0
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1.  (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 40.49 $ 39.64 $ 33.70 $ 36.50 $ 44.67
Investment activities
Net investment income
(1)(2)
0.63 0.60 0.59 0.48 0.36
Net realized and unrealized
gain/loss 8.25 2.77 6.03 (0.86) (4.55)
Total from investment
activities 8.88 3.37 6.62 (0.38) (4.19)
Distributions
Net investment income (0.74) (0.62) (0.68) (0.44) (0.30)
Net realized gain (2.11) (1.90) — (1.98) (3.68)
Total distributions (2.85) (2.52) (0.68) (2.42) (3.98)
NET ASSET VALUE
End of period $ 46.52 $ 40.49 $ 39.64 $ 33.70 $ 36.50
Ratios/Supplemental Data
Total return
(2)(3)
22.68% 8.77% 19.80% (0.62)% (10.59)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.76% 0.76% 0.76% 0.76% 0.74%
Net expenses after waivers/
payments by Price Associates 0.62% 0.62% 0.62% 0.62% 0.61%
Net investment income 1.44% 1.48% 1.61% 1.42% 0.84%
Portfolio turnover rate 52.6% 44.6% 42.9% 62.2% 73.5%
Net assets, end of period (in
millions) $1,268 $1,215 $1,394 $1,358 $1,677
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 40.50 $ 39.70 $ 33.75 $ 36.61 $ 44.82
Investment activities
Net investment income
(1)(2)
0.69 0.67 0.64 0.54 0.49
Net realized and unrealized
gain/loss 8.25 2.76 6.04 (0.88) (4.63)
Total from investment
activities 8.94 3.43 6.68 (0.34) (4.14)
Distributions
Net investment income (0.82) (0.73) (0.73) (0.54) (0.39)
Net realized gain (2.11) (1.90) — (1.98) (3.68)
Total distributions (2.93) (2.63) (0.73) (2.52) (4.07)
NET ASSET VALUE
End of period $ 46.51 $ 40.50 $ 39.70 $ 33.75 $ 36.61
Ratios/Supplemental Data
Total return
(2)(3)
22.86% 8.93% 19.99% (0.50)% (10.46)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.61% 0.61% 0.62% 0.62% 0.61%
Net expenses after
waivers/payments by Price
Associates 0.47% 0.47% 0.48% 0.47% 0.48%
Net investment income 1.59% 1.65% 1.77% 1.59% 1.17%
Portfolio turnover rate 52.6% 44.6% 42.9% 62.2% 73.5%
Net assets, end of period (in
thousands) $3,059,648 $2,316,687 $1,945,571 $1,655,328 $1,700,728
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2026

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.8%
720 East IV
Series 2024-1AR, Class A1R, CLO, FRN
3M TSFR + 1.26%, 7/15/39 (1)(2) 525,000 525
Affirm Asset Securitization Trust
Series 2026-X1, Class A
4.27%, 4/15/31 (1) 355,000 355
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100,000 100
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 205,000 206
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 435,000 437
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 100,000 99
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 150,000 149
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 220,000 220
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.843%, 4/15/39 (1) 250,000 250
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 10/20/34 (1) 250,000 250
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 260,000 260
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 338,573 339
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 190,975 191
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 469,798 469

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 218
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  55,000 56
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 174,827 176
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 420,000 421
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 210,000 212
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 4.978%, 4/20/39 (1) 520,000 522
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 84,446 85
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 110,000 108
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 1/20/39 (1) 721,591 723
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.712%, 12/26/31 (1) 71,801 72
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.112%, 12/26/31 (1) 71,801 72
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.912%, 7/27/48 (1) 388,399 388
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.412%, 7/27/48 (1) 310,719 311

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  120,000 120
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  70,000 70
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  180,000 179
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 40
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  140,566 141
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  95,000 94
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  95,000 94
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  65,686 66
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  255,000 258
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 198
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 111,887 112
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 202
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  215,000 214
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  45,000 45
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  500,000 496

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  35,000 35
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  65,000 65
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  280,000 282
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.955%, 1/20/39 (1) 280,000 280
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 175,256 175
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/18/38 (1) 275,000 275
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 37,278 37
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 476
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 100
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 665,000 670
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 170,000 171
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 100
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 50,000 50
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15,000 15
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 35,304 35

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 123,137 123
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  100,000 100
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 60,093 59
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 198,719 191
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 42,748 44
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.935%, 1/20/39 (1) 325,000 326
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 147
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 175,000 177
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 165,000 165
Enterprise Fleet Financing
Series 2026-2, Class A4
4.59%, 1/20/33 (1) 175,000 175
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  66,883 67
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  30,583 31
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  60,000 60

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  120,000 120
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  170,000 169
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  125,000 125
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  175,000 174
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  80,000 80
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  365,000 366
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.012%, 3/25/56 (1) 321,373 322
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 110
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 469
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 105,000 105
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  30,000 30
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  45,000 45
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.573%, 1/15/38 (1) 250,000 251
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4.952%, 4/20/39 (1) 250,000 250
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  40,000 40

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 105,000 105
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A3
4.76%, 9/16/30 (1) 115,000 115
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 128,588 120
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 169,648 173
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 76,178 77
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 49,427 50
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 84,221 85
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 299,177 300
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 403,114 400
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 100,000 101
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  30,000 29
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  55,000 54
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.875%, 9/20/56 (1) 312,538 314
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 690,000 691

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 338
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 133,998 135
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 39,667 41
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 140,000 140
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 134,814 132
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 65,850 63
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 250,000 250
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/20/39 (1) 255,000 256
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  75,000 76
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 151,896 152
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 99
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 85,250 85
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.012%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 28,805 29
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 159,093 158
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 8,019 8
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 400,000 398
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.737%, 1/25/37 (1) 505,000 505
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.863%, 4/15/39 (1) 250,000 250
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.772%, 8/20/32 (1) 124,130 124
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.805%, 7/20/34 (1) 250,000 250
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.921%, 3/30/38 (1) 315,000 316
Sagard-Halseypoint
Series 2025-9A, Class A, CLO, FRN
3M TSFR + 1.29%, 4.965%, 4/20/38 (1) 255,000 255
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 209,757 209
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  67,494 68
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  415,000 417
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  240,000 239

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  120,000 119
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  180,000 178
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 72,653 73
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 190,000 192
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 4/20/37 (1) 250,000 251
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 294,263 299
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 700,000 694
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 74,363 75
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 276,252 259
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 36
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 125,047 126
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 120,000 118
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 105,000 103

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4.96%, 4/23/39 (1) 250,000 251
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 57,817 56
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 1,030,182 1,012
Sound Point  XXXI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 1.07%, 10/25/34 (1)(2) 640,000 640
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 125,000 125
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 60,000 60
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 19,000 19
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4
4.13%, 12/20/29 (1) 20,000 20
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 200,000 198
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 40,000 40
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 90,000 90
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 50,000 50
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.873%, 10/15/31 (1) 18,215 18

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.834%, 1/22/38 (1) 250,000 250
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.164%, 1/22/38 (1) 250,000 250
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,684 99
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.813%, 1/15/35 (1) 260,000 260
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 30,335 31
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 56,543 57
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 818,347 818
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 4/20/38 (1) 265,000 265
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 284,486 286
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 265,000 263
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100,000 100
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 211
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 270,000 269
Total Asset-Backed Securities (Cost $34,318) 34,333
BOND FUNDS  7.8%
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.65% (3)(4) 5,495,581 54,351
T. Rowe Price Inflation Protected Bond Fund - I Class,
14.52% (3)(4) 1,448,638 15,052

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.51% (3)(4) 1,898,514 17,656
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.34% (3)(4) 5,790,110 45,684
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
4.04% (3)(4) 12,677,992 108,017
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 13.39% (3)(4) 4,812,695 22,812
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.95% (3)(4) 10,817,525 76,047
Total Bond Funds (Cost $378,669) 339,619
COMMON STOCKS  67.4%
COMMUNICATION SERVICES  5.7%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  1,697,581 4,760
KT (KRW)  63,493 2,232
Telstra Group (AUD)  896,478 3,357
Uniti Group (5) 147,697 1,657
12,006
Entertainment  0.8%
Atlanta Braves Holdings, Class C (5) 18,286 907
Madison Square Garden Sports (5) 6,428 2,406
Netflix (5) 247,805 21,316
Nintendo (JPY)  71,100 3,182
Walt Disney  70,088 7,137
34,948
Interactive Media & Services  4.0%
Alphabet, Class A  79,837 30,365
Alphabet, Class C  260,633 98,110
Meta Platforms, Class A  66,169 41,853
Reddit, Class A (5) 170 30
Tencent Holdings (HKD)  26,900 1,461
171,819
Media  0.0%
EchoStar, Class A (5)(6) 12,243 1,582
1,582
Wireless Telecommunication Services  0.6%
KDDI (JPY)  296,900 5,104
SoftBank Group (JPY)  129,400 6,087

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T-Mobile U.S.  86,923 16,301
27,492
Total Communication Services 247,847
CONSUMER DISCRETIONARY  6.7%
Automobile Components  0.1%
Autoliv, SDR (SEK)  22,248 2,849
2,849
Automobiles  0.7%
Suzuki Motor (JPY)  254,000 3,146
Tesla (5) 43,850 19,109
Toyota Motor (JPY)  386,700 7,315
29,570
Broadline Retail  2.3%
Alibaba Group Holding (HKD)  97,696 1,515
Amazon.com (5) 315,594 85,412
Isetan Mitsukoshi Holdings (JPY)  175,100 3,732
Next (GBP)  18,107 3,212
Ollie's Bargain Outlet Holdings (5) 3,759 307
Savers Value Village (5)(6) 85,976 769
Sea, ADR (5) 51,682 4,679
99,626
Diversified Consumer Services  0.2%
Liberty Live Holdings, Class C (5) 72,808 7,215
Service Corp. International (6) 10,612 798
8,013
Hotels, Restaurants & Leisure  1.0%
Airbnb, Class A (5) 24,996 3,332
Booking Holdings  88,913 14,887
Cava Group (5) 502 39
Chipotle Mexican Grill (5) 67,261 2,143
Compass Group  205,262 6,583
DoorDash , Class A (5) 12,489 1,989
Dutch Bros, Class A (5) 15,125 877
Life Time Group Holdings (5) 25,574 846
McDonald's  31,275 8,732
Planet Fitness, Class A (5) 39,290 2,103
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (5)(7)(8)(9) 90,236 219
Wingstop 4,982 782
42,532

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Durables  0.4%
Installed Building Products  4,557 957
Panasonic Holdings (JPY)  209,800 4,847
Persimmon (GBP)  51,639 772
PulteGroup  22,663 2,678
Sony Group (JPY)  386,400 8,335
17,589
Specialty Retail  1.7%
AutoZone (5) 2,463 7,229
Boot Barn Holdings (5) 2,515 427
Burlington Stores (5) 2,586 837
Carvana (5) 331,860 24,226
Floor & Decor Holdings, Class A (5)(6) 495 25
Home Depot  10,645 3,376
Kingfisher (GBP)  441,660 1,705
Lowe's  42,353 9,079
O'Reilly Automotive (5) 32,051 2,785
Ross Stores  16,170 3,747
TJX  52,678 8,152
Tractor Supply  170,203 5,367
Ulta Beauty (5) 8,519 4,335
Urban Outfitters (5) 5,849 425
71,715
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  198,200 6,021
Birkenstock Holding (5)(6) 21,090 951
Kering (EUR)  9,473 2,790
Kontoor Brands  7,973 572
Moncler (EUR)  48,212 3,125
13,459
Total Consumer Discretionary 285,353
CONSUMER STAPLES  2.5%
Beverages  0.2%
Coca-Cola  77,761 6,144
Diageo (GBP)  172,078 3,527
9,671
Consumer Staples Distribution & Retail  0.3%
BJ's Wholesale Club Holdings (5) 8,184 698
Coles Group (AUD)  141,509 2,205
Dollar Tree (5) 20,269 2,360
Grocery Outlet Holding (5) 151,191 1,287

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PriceSmart 2,367 402
Seven & i Holdings (JPY)  260,600 3,037
Tsuruha Holdings (JPY)  104,300 1,291
U.S. Foods Holding (5) 39,502 3,233
14,513
Food Products  0.6%
Ajinomoto (JPY)  95,500 3,086
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $162 (5)(7)(9) 8,748 —
Magnum Ice Cream (EUR) (5)(6) 157,048 2,546
Mondelez International, Class A  233,817 14,302
Nestle (CHF)  57,558 5,840
25,774
Household Products  0.6%
Colgate-Palmolive  66,919 6,031
Procter & Gamble  132,610 19,038
25,069
Personal Care Products  0.4%
L'Oreal (EUR)  10,875 4,799
Unilever (GBP)  236,658 13,336
18,135
Tobacco  0.4%
British American Tobacco (GBP)  91,821 5,681
Philip Morris International  71,787 12,734
18,415
Total Consumer Staples 111,577
ENERGY  3.2%
Energy Equipment & Services  0.8%
Archrock 14,067 471
Cactus, Class A  13,906 807
Kodiak Gas Services  7,537 504
Liberty Energy  12,607 369
National Energy Services Reunited (5) 40,410 984
Noble (6) 10,217 475
NOV  60,532 1,208
SLB  267,614 14,598
TechnipFMC  155,635 10,649
WaterBridge Infrastructure, Class A  56,742 1,660
Weatherford International  9,004 933
32,658

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  2.4%
Aker BP (NOK)  83,963 3,021
California Resources  9,438 560
Canadian Natural Resources (CAD)  101,707 4,626
Canadian Natural Resources  74,284 3,370
Cenovus Energy (CAD)  75,078 2,073
Cenovus Energy  119,700 3,300
Chevron  48,391 8,829
ConocoPhillips  147,604 16,824
Denison Mines (CAD) (5)(6) 117,726 411
EQT  69,174 3,800
Equinor (NOK)  114,067 4,124
Exxon Mobil  50,132 7,282
Golar LNG  54,486 2,711
Gulfport Energy (5) 1,341 226
Magnolia Oil & Gas, Class A  14,158 387
PrairieSky Royalty (CAD) (6) 77,924 1,861
Range Resources  196,314 7,646
Shell, ADR  138,746 11,671
Topaz Energy (CAD) (6) 36,145 833
TotalEnergies (EUR)  133,187 11,686
Valero Energy  24,748 6,059
Viper Energy, Class A  24,857 1,131
102,431
Total Energy 135,089
FINANCIALS  10.2%
Banks  4.3%
ABN AMRO Bank, CVA (EUR)  80,334 3,193
ANZ Group Holdings (AUD)  271,449 6,873
Atlantic Union Bankshares 35,905 1,351
Banc of California  105,239 2,023
Banco Bilbao Vizcaya Argentaria (EUR)  327,695 7,654
Banco Santander (EUR)  725,408 9,072
Bank of America  335,642 17,319
Barclays (GBP)  1,029,832 6,291
BAWAG Group (EUR)  15,297 2,743
Citigroup  28,434 3,580
Columbia Banking System  72,353 2,145
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $872 (5)
(7)(9) 8,693 812
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(9) 1,604 —
DBS Group Holdings (SGD)  138,591 6,827

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dime Community Bancshares  33,114 1,239
DNB Bank (NOK)  164,826 5,126
East West Bancorp  1,064 130
Eastern Bankshares 104,841 2,069
Equity Bancshares, Class A  22,348 1,030
Erste Group Bank (EUR)  18,844 2,246
FB Financial  22,032 1,161
Fifth Third Bancorp  129,614 6,472
Five Star Bancorp  30,337 1,281
Flagstar Bank (6) 82,384 1,158
Home BancShares 32,226 862
Huntington Bancshares  129,500 2,119
ING Groep (EUR)  136,601 4,231
JPMorgan Chase  106,329 31,825
Kearny Financial  41,865 345
Live Oak Bancshares  31,445 1,196
Lloyds Banking Group (GBP)  3,431,596 4,694
Mitsubishi UFJ Financial Group (JPY)  505,900 9,508
National Bank of Canada (CAD)  19,675 2,873
OceanFirst Financial  32,725 615
Pinnacle Financial Partners  13,682 1,337
Prosperity Bancshares  13,125 905
Resona Holdings (JPY)  283,600 3,620
Societe Generale (EUR)  76,963 6,397
SOUTHSTATE BANK  19,869 1,883
Standard Chartered (GBP)  267,308 7,158
Sumitomo Mitsui Trust Group (JPY)  147,416 5,078
Texas Capital Bancshares (5) 20,727 2,062
UniCredit (EUR)  83,266 7,187
USCB Financial Holdings  22,877 424
186,114
Capital Markets  2.0%
3i Group (GBP)  108,392 3,292
Bridgepoint Group (GBP)  490,674 1,764
Brookfield (CAD)  86,953 3,961
Cboe Global Markets  2,517 839
Charles Schwab  150,540 13,150
CVC Capital Partners (EUR) (6) 115,804 1,851
Goldman Sachs Group  14,254 14,618
iCapital , Acquisition Date: 3/10/25 - 4/17/25, Cost $322 (5)(7)(9) 22,981 391
Intercontinental Exchange  63,348 9,366
Macquarie Group (AUD)  25,069 4,299
Marex Group  5,413 286

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Miami International Holdings (5) 48,387 2,286
Moody's  3,812 1,728
Morgan Stanley  61,576 12,808
StoneX Group (5) 21,129 2,395
TMX Group (CAD)  73,618 2,755
Tradeweb Markets, Class A  32,278 3,236
UBS Group (CHF)  134,689 6,361
WisdomTree (6) 12,792 244
85,630
Consumer Finance  0.3%
American Express  38,870 12,301
Capital One Financial  3,700 695
12,996
Financial Services  1.8%
Adyen (EUR) (5) 681 746
Apollo Global Management  7,820 1,006
Berkshire Hathaway, Class B (5) 40,199 19,073
Federal National Mortgage Assn. (5)(6) 100,512 712
HA Sustainable Infrastructure Capital  27,993 1,148
Marqeta , Class A (5) 283,100 1,149
Mastercard, Class A  26,190 12,937
ORIX (JPY)  95,200 3,713
PennyMac Financial Services  27,026 2,267
Rocket, Class A (5) 54,651 793
Visa, Class A  102,944 33,597
77,141
Insurance  1.8%
Admiral Group (GBP)  81,471 3,605
AIA Group (HKD)  449,000 4,710
Allstate  21,383 4,407
AXA (EUR)  132,974 6,132
Chubb  46,056 14,357
Definity Financial (CAD)  120,302 5,764
Generali (EUR) (6) 79,884 3,598
Hagerty, Class A (5)(6) 44,671 456
Kinsale Capital Group (6) 1,925 587
Lemonade (5) 5,928 344
Mandatum (EUR)  276,203 1,833
Marsh & McLennan  13,805 2,208
MetLife  36,432 3,012
Neptune Insurance Holdings, Class A (5) 54,057 1,517
Progressive  27,489 5,234

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Root, Class A (5) 8,898 463
Sampo, Class A (EUR)  499,192 5,269
Suncorp Group (AUD)  220,327 2,748
Tokio Marine Holdings (JPY)  121,500 5,395
Travelers  20,329 5,934
TWFG (5) 12,536 235
White Mountains Insurance Group  337 696
78,504
Total Financials 440,385
HEALTH CARE  7.4%
Biotechnology  1.7%
4D Molecular Therapeutics (5) 22,214 220
AbbVie  29,312 6,382
Aktis Oncology (5) 22,032 457
Alkermes (5)(6) 14,335 605
Amgen  16,969 5,715
Arcus Biosciences (5) 8,010 203
Argenx , ADR (5) 6,467 5,406
Bicara Therapeutics (5) 70,969 1,544
Black Diamond Therapeutics (5)(6) 96,029 213
Cabaletta Bio (5)(6) 47,082 178
CG oncology (5) 10,289 641
Crinetics Pharmaceuticals (5) 25,646 912
Cytokinetics (5) 43,019 3,302
Denali Therapeutics (5) 75,814 1,595
Dianthus Therapeutics (5) 18,969 1,764
Dyne Therapeutics (5) 228,103 4,409
Erasca  (5) 109,635 1,408
Gilead Sciences  135,229 18,179
Immatics  (5)(6) 173,717 1,999
Immunome (5) 205,848 4,494
Immunovant  (5)(6) 30,610 1,019
Ionis Pharmaceuticals (5) 487 37
Kodiak Sciences (5) 10,949 402
Kymera Therapeutics (5) 26,171 2,131
MapLight Therapeutics (5)(6) 23,178 679
Nuvalent , Class A (5) 14,479 1,598
Oruka Therapeutics (5) 12,391 725
Perceptive Capital Solutions SPAC/ Freenome Holdings PIPE,
Acquisition Date: 12/5/25, Cost $320 (5)(10) 32,013 321
Praxis Precision Medicines (5) 2,321 812
Prime Medicine (5)(6) 41,125 146
Regeneron Pharmaceuticals  6,844 4,208

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Relay Therapeutics (5) 23,198 326
Shattuck Labs (5)(6) 68,230 406
Travere Therapeutics (5) 7,770 367
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(9) 4,005 45
Vaxcyte  (5) 16,417 844
73,692
Health Care Equipment & Supplies  0.9%
Abbott Laboratories  106,989 9,158
EssilorLuxottica (EUR)  13,846 2,798
Hoya (JPY)  19,300 3,278
Intuitive Surgical (5) 16,806 7,136
iRadimed 1,849 168
Koninklijke Philips (EUR)  154,788 4,110
Medline, Class A (5) 18,642 682
Neogen  (5) 77,677 697
Procept Biorobotics  (5)(6) 42,924 1,130
Siemens Healthineers (EUR)  70,877 2,879
STERIS  17,881 3,804
Stryker  7,750 2,364
38,204
Health Care Providers & Services  1.7%
Alignment Healthcare (5) 141,396 2,166
BrightSpring Health Services (5) 66,652 4,111
Cencora 47,351 12,755
CVS Health  66,500 6,050
Encompass Health  33,530 3,549
Ensign Group  238 40
Guardant Health (5) 188 24
Guardian Pharmacy Services, Class A (5) 11,515 446
Molina Healthcare (5) 206 36
Oscar Health, Class A (5) 108,813 2,419
Quest Diagnostics  42,417 8,267
Surgery Partners (5) 59,864 800
Tenet Healthcare (5) 43,674 7,657
UnitedHealth Group  69,239 26,332
74,652
Health Care Technology  0.1%
Veeva Systems, Class A (5) 24,286 4,234
4,234
Life Sciences Tools & Services  0.6%
Alamar Biosciences (5)(6) 12,198 249

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alamar Biosciences, Lockup Shares, Acquisition Date: 1/8/26,
Cost $309 (5)(9) 21,364 437
BioLife Solutions (5) 84,775 2,113
Bio-Techne  14,923 771
Danaher  18,032 3,294
Mettler-Toledo International (5) 3,348 3,952
Repligen  (5) 19,408 2,406
Revvity 56,027 5,858
Sotera Health (5) 103,361 1,616
Thermo Fisher Scientific  6,787 3,343
24,039
Pharmaceuticals  2.4%
AstraZeneca  99,297 18,437
Avalyn Pharma (5) 13,771 396
Chugai Pharmaceutical (JPY)  106,900 5,287
Elanco Animal Health (5)(6) 118,084 2,816
Eli Lilly  19,241 21,261
Johnson & Johnson  60,862 13,714
Maze Therapeutics (5)(6) 10,144 268
Merck  10,618 1,261
Novartis (CHF)  66,500 10,002
Novo Nordisk, Class B (DKK)  143,624 6,563
Roche Holding (CHF)  21,663 9,115
Royalty Pharma, Class A  26,900 1,500
Sanofi (EUR)  46,362 4,064
Takeda Pharmaceutical (JPY)  141,300 4,511
UCB (EUR)  11,563 3,395
102,590
Total Health Care 317,411
INDUSTRIALS & BUSINESS SERVICES  8.2%
Aerospace & Defense  1.3%
Airbus (EUR)  41,314 8,627
Beta Technologies, Class A (5) 33,788 620
General Electric  38,664 12,518
Hanwha Aerospace (KRW)  1,989 1,551
HEICO  5,100 1,776
Karman Holdings (5)(6) 9,527 548
Kratos Defense & Security Solutions (5) 9,558 613
Loar Holdings (5)(6) 57,709 3,721
Mercury Systems (5) 14,373 1,605
Northrop Grumman  4,610 2,599
Rheinmetall (EUR)  2,377 3,579

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rolls-Royce Holdings (GBP)  425,576 7,657
Safran (EUR)  16,778 5,967
TransDigm Group  1,115 1,403
VSE  26,856 4,972
57,756
Building Products  0.1%
AZZ  14,097 1,910
CSW Industrials (6) 3,365 932
Griffon  2,634 232
Kingspan Group (EUR)  19,578 1,790
Modine Manufacturing (5) 2,311 645
Simpson Manufacturing  187 35
5,544
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (5) 17,654 1,450
Cintas  7,799 1,336
Clean Harbors (5) 4,860 1,366
Element Fleet Management (CAD)  206,394 4,112
MSA Safety  3,919 650
Republic Services  53,363 10,696
Secure Waste Infrastructure (CAD) (6) 1,409 21
19,631
Construction & Engineering  0.3%
API Group (5) 60,316 2,473
Arcosa 18,932 2,400
MYR Group (5) 2,594 1,206
Shimizu (JPY)  131,800 2,214
Vinci (EUR)  28,605 4,160
WillScot Holdings  51,102 1,315
13,768
Electrical Equipment  1.4%
ABB (CHF)  65,053 6,956
American Superconductor (5) 3,819 195
AMETEK  52,303 11,813
Atkore  2,644 219
Babcock & Wilcox Enterprises (5) 7,653 141
Eaton  6,956 2,787
Emerson Electric  49,942 7,183
Fluence Energy (5)(6) 6,885 130
Fujikura (JPY)  106,000 3,159
GE Vernova 6,620 6,410
Mitsubishi Electric (JPY)  148,800 6,049

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prysmian (EUR)  48,015 8,271
Shoals Technologies Group, Class A (5) 14,480 180
Siemens Energy (EUR)  31,334 5,932
Vicor  (5) 1,981 663
60,088
Ground Transportation  0.5%
CSX  253,545 11,475
Norfolk Southern  11,226 3,423
Old Dominion Freight Line  27,955 6,294
Saia (5) 1,955 924
22,116
Industrial Conglomerates  0.6%
Hitachi (JPY)  248,200 8,034
Siemens (EUR)  57,969 18,176
26,210
Machinery  2.7%
Alliance Laundry Holdings (5)(6) 18,242 461
Atmus Filtration Technologies  20,569 962
Caterpillar  18,382 16,100
CECO Environmental (5) 22,588 1,689
Deere  40,121 21,753
Enpro 4,764 1,463
Esab 37,611 3,476
ESCO Technologies  9,435 2,754
Federal Signal  5,639 602
Flowserve  12,316 930
Graco  398 30
Graham (5) 6,171 618
Ingersoll Rand  84,767 6,073
JBT Marel 11,177 1,502
KION Group (EUR)  47,919 2,443
Komatsu (JPY)  64,900 2,650
Middleby  (5) 4,544 704
Otis Worldwide  42,700 3,025
Parker-Hannifin  12,317 10,403
Pentair  72,815 5,158
RBC Bearings (5) 4,821 2,757
Sandvik (SEK)  163,067 6,632
Spirax Group (GBP)  9,953 927
SPX Technologies (5) 4,440 962
Standex International  1,020 283
Techtronic Industries (HKD)  247,500 3,674

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Westinghouse Air Brake Technologies  65,672 17,151
115,182
Passenger Airlines  0.1%
Ryanair Holdings, ADR  72,317 4,395
4,395
Professional Services  0.3%
Booz Allen Hamilton Holding  42,725 3,383
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(7)(9) 11,790 95
Equifax  9,890 1,640
Recruit Holdings (JPY)  122,700 8,205
UL Solutions, Class A  15,555 1,548
14,871
Trading Companies & Distributors  0.5%
AerCap Holdings  19,994 2,787
Bunzl (GBP)  87,203 2,757
Diploma (GBP)  9,869 926
EquipmentShare.com, Class A (5) 10,608 221
Finning International (CAD) (6) 12,597 951
QXO (5)(6) 80,583 1,390
SiteOne Landscape Supply (5) 15,240 1,655
Sumitomo (JPY)  206,700 9,115
W.W. Grainger  2,005 2,475
22,277
Total Industrials & Business Services 361,838
INFORMATION TECHNOLOGY  18.2%
Communications Equipment  0.8%
Arista Networks (5) 42,361 6,755
Cisco Systems  186,871 22,503
Filtronic (GBP) (5) 119,977 632
LM Ericsson, Class B (SEK)  299,885 3,911
33,801
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  61,398 9,134
Bel Fuse, Class B  5,762 1,582
Fabrinet (5) 2,966 1,940
Keysight Technologies (5) 79,576 26,923
Mirion Technologies (5) 171,656 3,138
OSI Systems (5) 1,473 319
TE Connectivity  13,209 2,819
Teledyne Technologies (5) 1,340 831
Unusual Machines (5) 4,475 142

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vishay Precision Group (5) 3,219 403
47,231
IT Services  0.3%
Indra Sistemas (EUR) (6) 59,083 3,929
International Business Machines  19,364 5,766
Shopify, Class A (5) 38,284 4,545
14,240
Semiconductors & Semiconductor Equipment  9.7%
Advanced Micro Devices (5) 70,443 36,356
Ambarella (5) 4,102 296
Ambiq Micro (5) 10,370 826
Analog Devices  37,252 15,417
ASML Holding (EUR)  13,437 21,727
ASML Holding  5,217 8,414
BE Semiconductor Industries (EUR)  11,967 3,962
Broadcom  158,736 70,918
Cerebras Systems, Class A (5) 3,356 795
CEVA (5) 14,354 574
Cohu  (5) 4,119 217
Entegris 86 12
FormFactor  (5) 7,513 936
Impinj  (5) 3,023 456
Infineon Technologies (EUR)  68,271 6,473
Intel (5) 77,413 8,878
KLA  2,557 4,914
Kulicke & Soffa Industries  4,845 494
Lam Research  39,995 12,726
Lattice Semiconductor (5) 43,529 6,402
MACOM Technology Solutions Holdings (5) 6,923 2,524
MaxLinear  (5) 6,781 630
Micron Technology  4,800 4,661
Monolithic Power Systems  3,555 5,568
Navitas Semiconductor (5) 20,266 539
Nova (5)(6) 585 294
NVIDIA  732,127 154,581
Onto Innovation (5) 4,326 1,117
PDF Solutions (5) 3,420 167
Power Integrations  5,318 447
QUALCOMM  21,800 5,472
SiTime (5) 5,257 3,734
T1 Energy (5)(6) 16,416 173
Taiwan Semiconductor Manufacturing (TWD)  172,759 12,799
Taiwan Semiconductor Manufacturing, ADR  12,954 5,421

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Instruments  40,830 12,481
Tokyo Electron (JPY)  20,600 6,909
Ultra Clean Holdings (5) 4,208 360
Veeco Instruments (5) 5,771 333
Wolfspeed  (5)(6) 4,189 248
419,251
Software  3.5%
Adeia 10,414 278
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $2,020 (5)(7)(9) 4,698 3,231
Aurora Innovation (5)(6) 277,886 2,040
BlackBerry (5)(6) 67,956 612
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $818 (5)(7)(9) 480 718
Cellebrite DI (5) 21,986 324
Cleanspark  (5) 22,943 420
Crowdstrike Holdings, Class A (5) 5,318 3,887
Datadog, Class A (5) 7,335 1,814
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(7)(9) 9,216 197
Hut 8 (5) 5,369 670
InterDigital 16,658 4,199
Microsoft  224,061 100,881
NextNav  (5)(6) 14,728 304
Oracle  35,158 7,938
Palantir Technologies, Class A (5) 10,725 1,679
PTC (5) 19,755 2,741
Riot Platforms (5) 32,862 891
Roper Technologies  4,922 1,602
Salesforce  26,611 5,085
SAP (EUR)  23,746 4,296
ServiceNow (5) 32,403 4,030
Synopsys (5) 6,994 3,326
151,163
Technology Hardware, Storage & Peripherals  2.8%
Apple  370,496 115,617
Samsung Electronics (KRW)  29,150 6,115
121,732
Total Information Technology 787,418
MATERIALS  2.5%
Chemicals  1.0%
Air Liquide (EUR)  35,554 7,345
CF Industries Holdings  22,227 2,497

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corteva  12,200 955
Element Solutions  65,686 2,787
Huntsman  11,770 181
Linde  37,297 18,562
Mitsubishi Chemical Group (JPY)  387,300 2,783
Sherwin-Williams  6,247 1,898
Shin-Etsu Chemical (JPY)  111,300 5,403
Solstice Advanced Materials  13,220 1,114
43,525
Construction Materials  0.4%
Heidelberg Materials (EUR)  18,762 4,151
Holcim (CHF)  54,032 5,318
Knife River (5) 9,775 768
Martin Marietta Materials  10,107 5,879
United States Lime & Minerals  4,879 556
16,672
Containers & Packaging  0.4%
Ball  82,712 4,522
International Paper  136,340 4,563
Packaging Corp. of America  41,071 8,991
18,076
Metals & Mining  0.6%
Almonty Industries (5) 39,812 783
Antofagasta (GBP)  74,080 4,081
BHP Group (AUD)  82,901 3,691
BHP Group (GBP) (6) 66,139 2,923
Capstone Copper (CAD) (5)(6) 91,676 998
Glencore (GBP)  604,108 4,595
Grupo Mexico, Series B (MXN)  160,671 1,986
OR Royalties  80,447 2,977
Reliance  4,113 1,566
Rio Tinto (GBP)  22,618 2,402
Royal Gold  82 18
Warrior Met Coal  9,897 936
26,956
Paper & Forest Products  0.1%
Louisiana-Pacific  13,460 1,028
Stora Enso, Class R (EUR)  253,511 2,967
3,995
Total Materials 109,224

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.3%
CareTrust REIT, REIT  57,100 2,331
Welltower, REIT  56,889 11,681
14,012
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  4,242 856
Segro (GBP)  212,087 2,056
Terreno Realty, REIT  14,685 965
3,877
Real Estate Management & Development  0.1%
Mitsui Fudosan (JPY)  335,900 3,215
3,215
Residential Real Estate Investment Trusts  0.3%
Equity LifeStyle Properties, REIT  113,204 6,993
Essex Property Trust, REIT  13,621 3,714
Flagship Communities REIT  46,872 931
Independence Realty Trust, REIT  20,543 333
11,971
Retail Real Estate Investment Trusts  0.2%
Curbline Properties, REIT (6) 96,371 2,807
Macerich, REIT  21,933 494
Scentre Group (AUD)  1,555,790 4,274
7,575
Specialized Real Estate Investment Trusts  0.3%
Blackstone Digital Infrastructure Trust, REIT (5) 44,985 973
CubeSmart , REIT  17,612 704
Public Storage, REIT  33,138 10,064
VICI Properties, REIT  93,183 2,630
14,371
Total Real Estate 55,021
UTILITIES  1.4%
Electric Utilities  0.8%
Constellation Energy  24,920 7,171
Enel (EUR)  540,035 6,060
Fortum (EUR)  95,953 2,243
IDACORP (6) 14,471 2,030
OGE Energy  28,514 1,346
Southern  165,375 15,223

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy  8,793 699
34,772
Gas Utilities  0.1%
Atmos Energy  2,025 342
Chesapeake Utilities  18,890 2,330
2,672
Independent Power & Renewable Electricity
Producers  0.1%
Fervo Energy, Class A (5) 8,605 315
Orsted (DKK) (5) 105,886 2,699
3,014
Multi-Utilities  0.4%
Ameren  60,854 6,570
Engie (EUR)  193,409 5,967
National Grid (GBP) (6) 388,378 6,234
18,771
Water Utilities  0.0%
California Water Service Group  24,654 1,112
Middlesex Water  12,939 680
1,792
Total Utilities 61,021
Total Miscellaneous Common Stocks  0.1% (11) 4,059
Total Common Stocks (Cost $1,611,712) 2,916,243
CONVERTIBLE PREFERRED STOCKS  0.4%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(7)
(8)(9) 17,718 45
45
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(7)(9) 41,545 35
35
Total Consumer Discretionary 80
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $59 (5)(7)(9) 3,203 —
Total Consumer Staples —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  0.0%
Biotechnology  0.0%
Kardigan , Series B, Acquisition Date: 9/4/25, Cost $225 (5)(7)
(9) 10,558 226
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $222 (5)(7)(9) 67,218 222
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $230 (5)(7)(9) 26,700 297
745
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(7)
(9) 118,345 98
Kardium , Series D-7, Acquisition Date: 6/9/25, Cost $124 (5)(7)
(9) 256,419 166
Kardium , Series D-8, Acquisition Date: 6/6/25, Cost $121 (5)(7)
(9) 186,226 121
385
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(7)(9) 92,428 28
28
Life Sciences Tools & Services  0.0%
Cellares , Series D, Acquisition Date: 12/12/25, Cost $257 (5)
(7)(9) 21,416 257
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $118 (5)(7)(9) 10,046 176
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $127 (5)(7)(9) 12,159 40
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(7)(9) 11,776 257
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(7)(9) 5,896 129
859
Total Health Care 2,017
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (5)(7)(9) 3,254 —
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $566 (5)(7)(9) 8,207 566
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(7)
(9) 50,717 184
Epirus, Series D, Acquisition Date: 1/21/25, Cost $31 (5)(7)(9) 11,069 40

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VSE, 5.75%, 2/1/29  16,561 804
1,594
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $119 (5)(7)(9) 9,815 29
Flexe , Series D, Acquisition Date: 4/7/22, Cost $75 (5)(7)(9) 3,669 13
42
Electrical Equipment  0.0%
CelLink , Series D, Acquisition Date: 1/20/22, Cost $139 (5)(7)
(9) 6,676 4
4
Machinery  0.0%
Esab PIPE, Series A, Acquisition Date: 2/2/26, Cost $803 (5)
(7)(9) 803 803
803
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $67 (5)(7)(9) 14,736 120
Checkr , Series D, Acquisition Date: 9/6/19, Cost $263 (5)(7)(9) 26,046 211
331
Total Industrials & Business Services 2,774
INFORMATION TECHNOLOGY  0.3%
Electronic Equipment, Instruments & Components  0.1%
Novanta, 6.50%, 11/1/28  20,037 1,341
1,341
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(7)(9) 6,732 3
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(7)
(9) 2,367 1
4
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter , Series D, Acquisition Date: 10/11/24, Cost $229 (5)
(7)(9) 2,858 244
Sifive , Series G, Acquisition Date: 3/2/26, Cost $806 (5)(7)(9) 92,411 806
1,050
Software  0.2%
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $2,463 (5)(7)(9) 4,182 2,463
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(7)(9) 30 45
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(7)(9) 2 3

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)
(7)(9) 4,398 836
Databricks, Series H, Acquisition Date: 8/31/21, Cost $766 (5)
(7)(9) 10,416 1,979
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (5)(7)
(9) 1,201 228
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (5)(7)(9) 12,516 268
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (5)(7)(9) 20,748 313
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(7)(9) 5,932 91
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $605 (5)(7)
(9) 880 605
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(7)(9) 23,436 55
6,886
Total Information Technology 9,281
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(7)(9) 3,356 158
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(7)
(9) 5,247 57
215
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(7)(9) 5,255 592
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (5)(7)(9) 2,684 302
894
Total Materials 1,109
Total Convertible Preferred Stocks (Cost $14,052) 15,261
CORPORATE BONDS  1.7%
3M, 5.15%, 3/15/35  260,000 263
Abbott Laboratories, 4.65%, 3/15/36  240,000 233
Abbott Laboratories, 5.50%, 3/15/56  280,000 273
AbbVie, 4.80%, 3/15/29  315,000 319
AbbVie, 5.40%, 3/15/54  230,000 221
AEP Transmission, 5.25%, 6/1/36  80,000 81
AES, 5.80%, 3/15/32  395,000 402
Airbnb, 4.65%, 3/16/31  325,000 325
Amazon.com, 5.45%, 11/20/55  380,000 363

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ameren, 5.00%, 5/15/36  215,000 210
American Homes 4 Rent, 5.25%, 3/15/35  65,000 65
American Tower, 4.70%, 12/15/32  90,000 89
American Tower, 4.90%, 3/15/30  35,000 35
Anglo American Capital, 5.00%, 3/21/33 (1) 200,000 199
Antofagasta, 5.625%, 9/9/35  200,000 202
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 136
APA Infrastructure, 5.125%, 9/16/34 (1) 93,000 92
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 64
Appalachian Power, 5.65%, 4/1/34  60,000 62
Aptiv Swiss Holdings, 3.10%, 12/1/51  385,000 237
Ares Capital, 5.10%, 1/15/31  20,000 19
Ares Capital, 5.55%, 1/15/30  80,000 80
Ares Capital, 5.80%, 3/8/32  30,000 30
Ares Capital, 5.95%, 7/15/29  44,000 45
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 65,000 64
Aspen Insurance Holdings, 5.75%, 7/1/30  110,000 114
AT&T, 3.50%, 9/15/53  250,000 165
AT&T, 4.55%, 11/1/32  150,000 147
AT&T, 5.25%, 10/30/36  485,000 480
AT&T, 6.20%, 10/30/56  325,000 327
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 266
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 246
Augusta SpinCo, 4.945%, 3/23/33  95,000 95
Augusta SpinCo, 5.245%, 3/23/36  170,000 170
Automatic Data Processing, 5.00%, 5/7/36  325,000 324
BAE Systems, 5.30%, 3/26/34 (1) 200,000 204
Baker Hughes Holdings, 5.85%, 6/15/56  305,000 304
Banco Santander, 5.127%, 11/6/35  200,000 196
Banco Santander Chile, 4.55%, 11/20/30 (1) 280,000 277
Bank Hapoalim , 4.722%, 7/14/29 (1) 340,000 336
Bank of America, VR, 1.898%, 7/23/31 (12) 1,230,000 1,099
Bank of America, VR, 5.464%, 5/9/36 (12) 260,000 265
Bank of America, VR, 5.511%, 1/24/36 (12) 400,000 410
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (12) 250,000 250
Bank of New York Mellon, VR, 5.085%, 4/23/37 (12) 325,000 323
Barclays, VR, 5.785%, 2/25/36 (12) 200,000 204
BAT Capital, 5.35%, 8/15/32  275,000 282
BAT Capital, 7.079%, 8/2/43  110,000 122
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 289
Beignet Investor, 6.581%, 5/30/49 (1) 309,000 318
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 99
Blackstone Private Credit Fund, 5.25%, 4/1/30  130,000 126

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blackstone Private Credit Fund, 5.60%, 11/22/29  28,000 28
Blackstone Secured Lending Fund, 5.25%, 9/4/29  45,000 44
Boeing, 3.75%, 2/1/50  449,000 328
Boeing, 5.04%, 5/1/27  485,000 488
Boeing, 5.705%, 5/1/40  130,000 132
Boeing, 6.388%, 5/1/31  125,000 133
Boeing, 6.528%, 5/1/34  98,000 107
Boeing, 6.858%, 5/1/54  473,000 534
Bon Secours Mercy Health, 3.464%, 6/1/30  85,000 82
Booz Allen Hamilton, 5.95%, 4/15/35  440,000 444
Boston Gas, 6.119%, 7/20/53 (1) 75,000 74
Brixmor Operating Partnership, 4.85%, 2/15/33  35,000 34
Brixmor Operating Partnership, 5.20%, 4/1/32  55,000 55
Brixmor Operating Partnership, 5.375%, 6/15/36  185,000 184
Brooklyn Union Gas, 5.456%, 3/16/36 (1) 280,000 278
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 204
Cadence Design Systems, 4.70%, 9/10/34  181,000 178
CaixaBank , VR, 5.581%, 7/3/36 (1)(12) 200,000 202
CaixaBank , VR, 6.037%, 6/15/35 (1)(12) 290,000 303
Capital One Financial, VR, 7.624%, 10/30/31 (12) 45,000 50
Carvana, 9.00%, 6/1/30, (9.00% Cash) (1)(13) 456,868 474
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(13) 625,520 691
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  435,000 435
CBRE Services, 4.80%, 6/15/30  70,000 70
CBRE Services, 4.90%, 1/15/33  55,000 54
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 104
Centene, 4.625%, 12/15/29  231,000 225
CFE Fibra , 5.875%, 9/23/40 (1) 197,160 193
Charles Schwab, VR, 5.493%, 5/21/37 (12) 165,000 167
Charter Communications Operating, 6.384%, 10/23/35  176,000 177
Charter Communications Operating, 6.55%, 6/1/34  57,000 59
Cheniere Energy, 5.20%, 7/30/36 (1) 95,000 94
Cheniere Energy Partners, 3.25%, 1/31/32  55,000 50
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 130,000 130
Cheniere Energy Partners, 5.55%, 10/30/35  167,000 170
Cheniere Energy Partners, 5.75%, 8/15/34  21,000 22
Cheniere Energy Partners, 5.95%, 6/30/33  8,000 8
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 80,000 81
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 199
Cigna Group, 4.50%, 9/15/30  70,000 70
Cigna Group, 6.00%, 1/15/56  95,000 96
Citigroup, VR, 4.952%, 5/7/31 (12) 365,000 367
Citigroup, VR, 5.174%, 9/11/36 (12) 80,000 80

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cofinimmo , 0.875%, 12/2/30 (EUR)  100,000 104
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 134,000 138
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 95,000 96
CommonSpirit Health, 2.782%, 10/1/30  21,000 19
Commonwealth Edison, 5.85%, 6/1/56  120,000 121
Constellation Brands, 4.85%, 5/6/31  125,000 125
Constellation Energy Generation, 3.75%, 3/1/31 (1) 116,000 111
Constellation Energy Generation, 4.625%, 2/1/29 (1) 100,000 99
Constellation Energy Generation, 5.00%, 2/1/31 (1) 102,000 102
Constellation Energy Generation, 5.75%, 3/15/54  205,000 202
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 196
Credit Agricole, VR, 4.818%, 9/25/33 (1)(12) 500,000 489
CVS Health, 5.00%, 9/15/32  95,000 95
CVS Health, 5.05%, 3/25/48  491,000 431
CVS Health, 5.30%, 6/1/33  515,000 522
CVS Health, 5.625%, 2/21/53  225,000 210
Danske Bank, VR, 4.662%, 3/27/29 (1)(12) 200,000 200
Deere, 5.45%, 1/16/35  250,000 259
Diamondback Energy, 5.40%, 4/18/34  165,000 169
Diamondback Energy, 5.75%, 4/18/54  756,000 743
Eaton, 4.80%, 3/6/36  200,000 197
Ecolab, 4.60%, 6/15/29  640,000 643
Ecolab, 5.15%, 6/15/33  195,000 198
Edison International, 5.00%, 5/5/28  65,000 65
Eli Lilly, 4.85%, 5/20/36  320,000 318
Eli Lilly, 5.55%, 10/15/55  155,000 155
EMD Finance, 4.625%, 10/15/32 (1) 375,000 370
ERAC USA Finance, 4.50%, 10/30/29 (1) 160,000 159
ERAC USA Finance, 4.70%, 4/30/31 (1) 390,000 389
Eversource Energy, 5.95%, 7/15/34  213,000 223
Federation des Caisses Desjardins du Quebec, 5.021%,
5/27/31 (1) 200,000 202
Ferrari, 3.625%, 5/21/30 (EUR)  105,000 124
Fidelity National Information Services, 4.80%, 3/10/31  205,000 204
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (12) 415,000 406
FirstEnergy, 2.65%, 3/1/30  223,000 207
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 37
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 135,000 134
FirstEnergy Transmission, 5.00%, 1/15/35  85,000 84
Fiserv, 4.55%, 2/15/31  385,000 377
Florida Power & Light, 5.60%, 2/15/66  130,000 125
Flowserve, 5.70%, 5/15/36  116,000 117
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 198

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Motor Credit, 5.73%, 9/5/30  200,000 202
Ford Motor Credit, 7.35%, 3/6/30  560,000 596
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 210
Foundry JV Holdco, 6.20%, 1/25/37 (1) 400,000 422
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 211
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 213
Freeport-McMoRan, 4.25%, 3/1/30  62,000 61
Freeport-McMoRan, 4.375%, 8/1/28  99,000 99
Freeport-McMoRan, 4.625%, 8/1/30  41,000 41
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 150
GA Global Funding Trust, 5.50%, 4/1/32 (1) 165,000 164
General Electric, 4.30%, 7/29/30  140,000 139
General Electric, 4.90%, 1/29/36  110,000 110
General Motors Financial, 5.45%, 1/8/36  55,000 55
General Motors Financial, 5.55%, 7/15/29  185,000 190
General Motors Financial, 6.40%, 1/9/33  68,000 73
Georgia Power, 4.00%, 10/1/28  235,000 233
Georgia Power, 4.60%, 6/15/29  235,000 236
Gilead Sciences, 4.40%, 5/20/29  495,000 495
GLP Capital, 5.25%, 2/15/33  160,000 157
GLP Capital, 5.625%, 3/1/36  130,000 128
Goldman Sachs Group, VR, 2.615%, 4/22/32 (12) 780,000 702
Goldman Sachs Group, VR, 3.615%, 3/15/28 (12) 275,000 273
Goldman Sachs Group, VR, 4.482%, 8/23/28 (12) 315,000 315
Goldman Sachs Group, VR, 4.692%, 10/23/30 (12) 255,000 255
Goldman Sachs Group, VR, 5.016%, 10/23/35 (12) 275,000 271
Golub Capital Private Credit Fund, 5.875%, 5/1/30  202,000 200
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  439,000 450
Harbour Energy, 6.327%, 4/1/35 (1) 465,000 479
HCA, 4.60%, 11/15/32  300,000 293
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 126
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 249
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 83
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 256
Heathrow Funding, 1.875%, 3/14/34 (EUR)  145,000 146
Honeywell Aerospace, 5.732%, 3/16/56 (1) 230,000 230
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 100,000 101
HSBC Holdings, VR, 4.619%, 11/6/31 (12) 200,000 198
HUT 8 DC, 6.192%, 11/15/42 (1) 495,000 500
Hyundai Capital America, 4.25%, 9/18/28 (1) 42,000 42
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 159

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Capital America, 4.55%, 1/8/31 (1) 210,000 207
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 109
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 81
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 51
Hyundai Capital America, 6.10%, 9/21/28 (1) 42,000 43
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 99
Imperial Brands Finance, 6.375%, 7/1/55 (1) 400,000 407
ING Groep , VR, 5.42%, 3/23/37 (12) 260,000 261
Intel, 5.30%, 5/15/36  100,000 100
Intel, 5.60%, 2/21/54  242,000 228
Intercontinental Exchange, 4.35%, 6/15/29  140,000 140
IPALCO Enterprises, 5.75%, 4/1/34  140,000 139
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 70,000 65
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 485,000 454
JPMorgan Chase, VR, 4.603%, 10/22/30 (12) 255,000 255
JPMorgan Chase, VR, 4.81%, 10/22/36 (12) 160,000 155
JPMorgan Chase, VR, 4.898%, 1/22/37 (12) 420,000 409
JPMorgan Chase, VR, 4.946%, 10/22/35 (12) 185,000 184
JPMorgan Chase, VR, 5.336%, 1/23/35 (12) 130,000 132
Kentucky Utilities, 5.85%, 8/15/55  25,000 25
Kenvue , 5.05%, 3/22/28  74,000 75
L3Harris Technologies, 4.40%, 6/15/28  315,000 315
Las Vegas Sands, 3.50%, 8/18/26  95,000 95
Leidos, 4.10%, 3/15/29  70,000 69
Louisville Gas & Electric, 5.85%, 8/15/55  25,000 25
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 202
M&T Bank, VR, 5.40%, 7/30/35 (12) 81,000 81
Mars, 5.65%, 5/1/45 (1) 175,000 174
Marvell Technology, 2.95%, 4/15/31  209,000 193
Marvell Technology, 4.75%, 7/15/30  35,000 35
Medline Borrower, 3.875%, 4/1/29 (1) 276,000 269
Medline Borrower, 5.00%, 6/15/31 (1) 485,000 485
Medline Borrower, 5.25%, 6/15/33 (1) 225,000 225
Medline Borrower, 6.25%, 4/1/29 (1) 83,000 85
Meta Platforms, 4.875%, 11/15/35  170,000 166
Meta Platforms, 5.25%, 5/15/36  310,000 310
Meta Platforms, 5.50%, 11/15/45  210,000 197
Meta Platforms, 5.625%, 11/15/55  358,000 330
Minera Mexico, 5.625%, 2/12/32 (1) 450,000 455
Morgan Stanley, VR, 5.173%, 1/16/30 (12) 225,000 228
Morgan Stanley, VR, 5.296%, 4/10/37 (12) 199,000 198
Morgan Stanley, VR, 5.32%, 7/19/35 (12) 60,000 61
Morgan Stanley, VR, 5.664%, 4/17/36 (12) 120,000 124

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (12) 415,000 402
Motorola Solutions, 5.40%, 4/15/34  115,000 117
Motorola Solutions, 5.55%, 8/15/35  245,000 250
National Bank of Canada, VR, 4.928%, 6/4/32 (12) 250,000 250
National Fuel Gas, 4.75%, 5/15/29  55,000 55
National Fuel Gas, 5.05%, 10/15/31  155,000 155
Nevada Power, Series CC, 3.70%, 5/1/29  58,000 57
NextEra Energy Capital Holdings, 5.85%, 3/1/56  415,000 408
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 155,000 154
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 128
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 95,000 94
NSTAR Electric, 3.20%, 5/15/27  165,000 164
NTT Finance, 4.876%, 7/16/30 (1) 200,000 201
NTT Finance, 5.171%, 7/16/32 (1) 200,000 201
NTT Finance, 5.502%, 7/16/35 (1) 200,000 203
Nutrien , 4.85%, 5/29/31  135,000 135
Nutrien , 5.25%, 3/12/32  35,000 36
Nutrien , 5.35%, 5/29/36  85,000 85
Nutrien , 5.40%, 6/21/34  18,000 18
NXP, 3.125%, 2/15/42  176,000 128
NXP, 3.25%, 11/30/51  519,000 343
Occidental Petroleum, 6.05%, 10/1/54  135,000 136
Occidental Petroleum, 8.875%, 7/15/30  540,000 614
ONEOK, 5.05%, 11/1/34  264,000 260
ONEOK, 6.05%, 9/1/33  516,000 542
Oracle, 4.70%, 9/27/34  38,000 35
Oracle, 4.80%, 9/26/32  105,000 101
Oracle, 5.20%, 9/26/35  171,000 163
Oracle, 5.70%, 2/4/36  621,000 610
Oracle, 5.95%, 9/26/55  385,000 337
Orange, 5.00%, 1/13/36 (1) 205,000 201
Orbia Advance Corp., 6.80%, 5/13/30 (1) 245,000 247
Pacific Gas & Electric, 3.50%, 8/1/50  93,000 62
Pacific Gas & Electric, 4.95%, 7/1/50  95,000 80
Pacific Gas & Electric, 5.00%, 6/4/28  115,000 116
Pacific Gas & Electric, 5.05%, 10/15/32  200,000 199
Pacific Gas & Electric, 5.20%, 5/1/36  145,000 141
Pacific Gas & Electric, 5.90%, 10/1/54  52,000 49
Pacific Gas & Electric, 6.00%, 5/1/56  110,000 106
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 562
Pfizer Investment Enterprises, 4.45%, 5/19/28  155,000 155
Philip Morris International, 4.625%, 10/29/35  255,000 246
Philip Morris International, 4.875%, 4/29/36  205,000 201

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PNC Financial Services Group, VR, 5.373%, 7/21/36 (12) 90,000 91
PNC Financial Services Group, VR, 5.575%, 1/29/36 (12) 130,000 133
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  100,000 115
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 125,000 122
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 140,000 134
Public Service of New Hampshire, 4.40%, 7/1/28  185,000 185
Public Service of Oklahoma, 5.45%, 1/15/36  305,000 308
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(14) 425,000 246
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 325,000 326
Regal Rexnord, 6.05%, 4/15/28  245,000 251
Reinsurance Group of America, 6.00%, 9/15/33  290,000 303
Revvity , 1.90%, 9/15/28  73,000 69
Revvity , 2.25%, 9/15/31  100,000 88
RGA Global Funding, 5.00%, 8/25/32 (1) 170,000 169
Rogers Communications, 3.80%, 3/15/32  345,000 322
Rogers Communications, 5.00%, 2/15/29  270,000 272
Rogers Communications, 5.30%, 2/15/34  305,000 303
RTX, 2.82%, 9/1/51  287,000 178
RTX, 3.03%, 3/15/52  95,000 61
RTX, 4.125%, 11/16/28  255,000 253
RTX, 5.15%, 2/27/33  90,000 92
Salesforce, 2.90%, 7/15/51  106,000 63
Salesforce, 4.50%, 3/15/28  320,000 321
Salesforce, 6.55%, 3/15/56  260,000 265
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 105,000 104
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 70,000 70
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 125,000 126
San Diego Gas & Electric, Series DDDD, 5.20%, 3/15/36  115,000 115
Santander Holdings USA, VR, 5.473%, 3/20/29 (12) 150,000 152
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 246
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 283
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 39
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 209
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 270
Schlumberger Investment, 5.15%, 5/7/36  405,000 405
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 138
Sempra, 5.25%, 3/15/36  85,000 84
SNF Group, 4.50%, 3/15/32 (EUR)  135,000 160
Societe Generale, VR, 2.797%, 1/19/28 (1)(12) 395,000 391
Societe Generale, VR, 5.50%, 4/13/29 (1)(12) 255,000 258
Solventum , 5.90%, 4/30/54  478,000 473
Southern California Edison, 4.80%, 3/15/33  120,000 117
Southern California Edison, 4.95%, 9/15/31  155,000 155

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern California Gas, 5.45%, 6/15/35  120,000 123
Southern California Gas, 5.90%, 6/1/56  225,000 225
Southern Gas Capital, Series B, 5.10%, 9/15/35  85,000 84
Southern Power, Series B, 4.90%, 10/1/35  75,000 73
Sprint Capital, 6.875%, 11/15/28  305,000 321
Sprint Capital, 8.75%, 3/15/32  215,000 255
Standard Chartered, VR, 4.529%, 6/5/32 (1)(12) 700,000 685
Standard Chartered, VR, 6.301%, 1/9/29 (1)(12) 400,000 410
Sutter Health, 5.164%, 8/15/33  75,000 76
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 51
Sutter Health, Series 2025, 5.537%, 8/15/35  170,000 176
Synopsys, 4.85%, 4/1/30  185,000 186
Synopsys, 5.70%, 4/1/55  185,000 180
T-Mobile USA, 3.50%, 4/15/31  210,000 199
T-Mobile USA, 4.625%, 1/15/33  380,000 374
T-Mobile USA, 5.00%, 2/15/36  325,000 320
T-Mobile USA, 5.05%, 7/15/33  370,000 373
T-Mobile USA, 5.70%, 1/15/56  250,000 240
T-Mobile USA, 5.875%, 11/15/55  120,000 118
Targa Resources, 5.65%, 2/15/36  90,000 92
Targa Resources, 6.15%, 3/1/29  91,000 95
Thermo Fisher Scientific, 4.55%, 6/15/33  65,000 64
Thermo Fisher Scientific, 4.894%, 10/7/37  230,000 227
Thermo Fisher Scientific, 5.546%, 2/12/46  110,000 109
Time Warner Cable, 6.75%, 6/15/39  110,000 109
Time Warner Cable, 7.30%, 7/1/38  32,000 33
Toronto-Dominion Bank, 4.866%, 4/22/33  325,000 323
Toronto-Dominion Bank, 4.928%, 10/15/35  145,000 142
TotalEnergies Capital International, 3.127%, 5/29/50  124,000 83
TotalEnergies Capital International, 3.461%, 7/12/49  108,000 77
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 30,000 30
Uber Technologies, 4.50%, 8/15/29 (1) 266,000 264
Uber Technologies, 4.80%, 9/15/34  40,000 39
Uber Technologies, 4.80%, 9/15/35  205,000 200
UnitedHealth Group, 4.50%, 4/15/33  225,000 220
UnitedHealth Group, 5.30%, 6/15/35  115,000 117
UnitedHealth Group, 5.95%, 6/15/55  65,000 66
Ventas Realty, 5.00%, 2/15/36  391,000 384
Verizon Communications, 5.875%, 11/30/55  290,000 285
Vertiv Holdings, 5.80%, 3/15/56  30,000 30
Vistra Operations, 5.55%, 4/30/36 (1) 320,000 318
Vistra Operations, 5.70%, 12/30/34 (1) 7,000 7
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 87

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vistra Operations, 6.95%, 10/15/33 (1) 320,000 348
Wells Fargo, VR, 5.15%, 4/23/31 (12) 617,000 626
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 130,000 129
Xylem, 5.20%, 6/1/33  55,000 56
Total Corporate Bonds (Cost $72,947) 72,525
EQUITY FUNDS  12.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 6,242,737 322,312
T. Rowe Price Real Assets Fund - I Class (4) 10,833,180 215,472
Total Equity Funds (Cost $334,274) 537,784
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.1%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 290,000 289
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 197
Comision Federal de Electricidad , 6.045%, 1/28/34 (1) 200,000 196
Comision Federal de Electricidad , 6.45%, 1/24/35 (1) 200,000 200
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 400,000 395
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 260,000 262
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 201
Government of Romania, 5.375%, 6/7/33 (EUR) (1) 140,000 165
Petroleos Mexicanos , 5.95%, 1/28/31  265,000 262
Petroleos Mexicanos , 6.75%, 9/21/47  115,000 97
Petroleos Mexicanos , 7.69%, 1/23/50  79,000 73
Petroleos Mexicanos , 8.75%, 6/2/29  235,000 253
Petroleos Mexicanos , 10.00%, 2/7/33  345,000 405
Republic of Brazil, 6.00%, 10/20/33  270,000 272
Republic of Chile, 3.10%, 5/7/41  540,000 413
Republic of Colombia, 7.75%, 11/7/36  260,000 272
Republic of Romania, 5.75%, 7/4/36 (1) 190,000 181
Republic of Romania, 6.625%, 5/16/36 (1) 366,000 374
State of Israel, Series 10Y, 5.50%, 3/12/34 (6) 395,000 402
STC Sukuk, 3.89%, 5/13/29 (1) 645,000 631
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 197
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 199
United Mexican States, 6.125%, 2/9/38  450,000 443
Total Foreign Government Obligations & Municipalities
(Cost $6,376) 6,379

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  40,000 43
43
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  42,857 46

Total Municipal Securities (Cost $87) 89
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  35,000 36
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 56
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 30
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 210
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 129
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.901%, 11/15/34 (1) 135,000 2
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/59  410,000 415
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.674%, 10/10/42 (1) 185,000 184
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1,
CMO, ARM, 5.06%, 2/25/66 (1) 138,528 138
BRAVO Residential Funding Trust, Series 2026-NQM4, Class
A1, CMO, ARM, 5.183%, 3/25/66 (1) 221,297 221
BRAVO Residential Funding Trust, Series 2026-NQMR1, Class
A1, CMO, ARM, 5.395%, 8/25/62 (1) 401,586 401
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.92%, 12/15/39 (1) 219,555 220
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.268%, 5/15/41 (1) 348,067 348
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A,
ARM, 1M TSFR + 1.40%, 5.027%, 2/15/43 (1) 115,000 115
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.027%, 6/15/35 (1) 100,000 100
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.327%, 5/15/43 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 35,208 31
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 107

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 89
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 90,595 77
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%,
5/25/71 (1) 248,341 248
COLT Mortgage Loan Trust, Series 2026-3, Class A1, CMO,
ARM, 5.119%, 5/25/71 (1) 125,000 125
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.269%, 8/15/41 (1) 250,000 249
Connecticut Avenue Securities, Series 2025-R01, Class 1A1,
CMO, ARM, SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 52,239 52
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 5/25/44 (1) 76,574 77
Connecticut Avenue Securities Trust, Series 2024-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 7/25/44 (1) 80,773 81
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.062%, 3/25/45 (1) 32,691 33
Connecticut Avenue Securities Trust, Series 2025-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 5/25/45 (1) 50,290 50
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 7/25/45 (1) 755,731 757
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 4.812%, 7/25/45 (1) 152,997 153
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1A1, CMO, ARM, SOFR30A + 0.90%, 4.512%, 9/25/45 (1) 77,933 78
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1M1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 99,125 99
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.662%, 2/25/46 (1) 232,153 232
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2A1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 4/25/46 (1) 87,017 87
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2M1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 4/25/46 (1) 500,738 501
Cross, Series 2026-NQM6, Class A2, CMO, STEP, 5.521%,
5/25/71 (1) 148,933 149
Cross Mortgage Trust, Series 2025-H7, Class A1, CMO, ARM,
4.934%, 9/25/70 (1) 426,712 424
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO,
ARM, 5.125%, 3/25/71 (1) 577,797 576
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 233,209 234
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 197,843 198
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 211,944 211

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EFMT, Series 2026-INV2, Class A1, CMO, ARM, 4.682%,
2/25/71 (1) 332,662 328
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%,
4/25/71 (1) 97,235 97
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.549%, 3/25/50 (1) 60,862 59
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 9,572 9
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 37,138 34
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 4,720 4
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 140,855 141
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 545,569 547
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 395,000 353
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.504%, 7/25/44 (1) 589 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 127,575 110
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 74,539 74
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 211,392 212
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 129,610 130
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 657,616 652
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.488%, 1/25/71 (1) 403,849 405
HOMES Trust, Series 2026-NQM3, Class A2, CMO, STEP,
5.465%, 4/27/71 (1) 97,985 98
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1,
CMO, ARM, 1.071%, 6/25/56 (1) 127,287 110
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 61,753 52
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 30,103 27
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 34,920 31
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.567%, 12/25/50 (1) 144,491 128
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 236 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 530 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.217%, 6/25/50 (1) 144,701 127
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 183,870 183
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, CMO,
ARM, SOFR30A + 1.35%, 4.975%, 3/20/56 (1) 56,971 57
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 190,654 191
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.754%, 10/15/42 (1) 150,000 149
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.219%, 5/15/41 (1) 155,000 153
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 92,457 93
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 80,153 80
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 220,723 220
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 133,780 111
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 219,155 219
New Residential Mortgage Loan Trust, Series 2026-NQM4,
Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 261,156 260
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 95,000 93
NYC Trust, Series 2026-9W57, Class A, ARM, 5.053%,
6/6/40 (1) 730,000 728
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 209,158 210
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 49,833 44
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 60,862 53
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (1) 79,294 79
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.762%, 7/27/65 (1) 83,070 83
OBX Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.173%,
2/25/66 (1) 205,963 206
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 98,078 98
OBX Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.321%,
1/25/66 (1) 291,020 291

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (1) 451,324 447
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 774,478 563
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 620,000 629
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 106,703 107
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 89,943 90
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.019%, 5/15/39 (1) 355,000 356
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  45,819 44
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.782%, 8/25/47 (1) 81,914 78
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 10,689 10
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,380 3
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 10,075 9
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 30,294 28
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO,
ARM, 5.188%, 4/25/66 (1) 378,105 377
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 207,942 205
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%, 8.112%,
6/25/42 (1) 50,000 52
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.312%,
9/25/42 (1) 60,000 62
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 5/25/44 (1) 543,376 545
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 3/25/44 (1) 201,758 202
Structured Agency Credit Risk Debt Notes, Series 2025-DNA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 61,750 62
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 5/25/45 (1) 27,500 28
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 31,500 31
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 9/25/45 (1) 65,539 65

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 2/25/45 (1) 39,738 40
Structured Agency Credit Risk Debt Notes, Series 2026-DNA2,
Class M1, CMO, ARM, SOFR30A + 1.20%, 4.812%, 3/25/46 (1) 366,552 367
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/46 (1) 35,000 35
Towd Point Mortgage Trust, Series 2017-3, Class M1, CMO,
ARM, 3.50%, 7/25/57 (1) 675,000 658
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.699%, 10/25/59 (1) 137,108 137
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.886%, 12/25/64 (1) 123,011 124
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.803%, 6/25/65 (1) 199,883 202
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.803%, 6/25/65 (1) 102,068 102
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.102%, 1/25/66 (1) 251,318 248
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.218%, 6/15/39 (1) 120,000 120
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 177,311 146
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 200,000 200
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 369
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  100,000 101
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $22,130) 21,795
PRIVATE INVESTMENT COMPANIES  3.9%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 55,096 168,863
Total Private Investment Companies (Cost $124,104) 168,863
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.9%
U.S. Government Agency Obligations  1.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  23,433 23
3.00%, 12/1/42 - 4/1/43  146,049 134
3.50%, 8/1/42 - 3/1/46  353,150 330
4.00%, 10/1/40 - 12/1/41  76,984 74

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 6/1/39 - 5/1/42  102,818 102
5.00%, 12/1/36 - 8/1/40  30,051 30
5.50%, 1/1/40  61 —
6.00%, 3/1/33 - 8/1/38  25,364 26
7.00%, 6/1/32  300 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1,807 2
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  1,512 2
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  663,259 89
2.50%, 7/25/50  1,327,820 226
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  31,841 29
2.00%, 8/1/36 - 9/1/52  5,117,585 4,162
2.50%, 3/1/42 - 1/1/54  2,504,039 2,129
3.00%, 5/1/31 - 7/1/52  1,014,645 917
3.50%, 6/1/35 - 11/1/50  322,824 300
4.00%, 8/1/37 - 5/1/52  258,646 248
4.50%, 5/1/50 - 10/1/53  588,264 568
5.00%, 9/1/52 - 4/1/56  2,690,721 2,660
5.50%, 8/1/53 - 10/1/55  2,701,408 2,731
6.00%, 6/1/53 - 1/1/56  3,342,796 3,433
6.50%, 11/1/53 - 9/1/55  553,876 578
7.00%, 6/1/54  53,168 56
Federal National Mortgage Assn.
3.00%, 2/1/44  2,642 2
3.50%, 6/1/42 - 5/1/46  194,482 184
4.00%, 11/1/40  70,718 69
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  559 1
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  457 —
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  221,406 29
2.50%, 5/25/47  734,866 96
6.50%, 2/25/32  338 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  360,302 310
2.00%, 9/1/36 - 6/1/52  8,639,790 7,213
2.50%, 8/1/30 - 6/1/52  6,175,312 5,286
3.00%, 1/1/27 - 7/1/52  3,640,894 3,294
3.50%, 2/1/35 - 7/1/50  1,140,638 1,068
4.00%, 7/1/35 - 6/1/53  1,900,513 1,814
4.50%, 7/1/39 - 3/1/56  1,235,440 1,206

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 7/1/34 - 11/1/55  2,276,781 2,260
5.50%, 9/1/34 - 11/1/55  3,293,503 3,331
6.00%, 2/1/33 - 9/1/55  2,565,764 2,642
6.50%, 7/1/32 - 10/1/55  1,455,020 1,521
UMBS, TBA (15)
1.50%, 6/1/41  340,000 305
2.00%, 6/1/41 - 6/1/56  3,565,000 2,861
2.50%, 6/1/41 - 6/1/56  1,865,000 1,601
3.00%, 6/1/56  1,285,000 1,122
3.50%, 6/1/56  2,625,000 2,386
4.00%, 6/1/56  1,940,000 1,816
4.50%, 6/1/41 - 6/1/56  1,360,000 1,310
5.00%, 6/1/56  2,035,000 2,002
5.50%, 6/1/56  1,480,000 1,487
6.00%, 6/1/56  615,000 628
6.50%, 6/1/56  340,000 353
65,046
U.S. Government Obligations  0.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  107,995 97
2.00%, 1/20/51 - 3/20/52  1,770,238 1,454
2.50%, 8/20/50 - 4/20/52  3,444,546 2,947
3.00%, 9/15/42 - 6/20/52  1,481,616 1,325
3.50%, 12/20/42 - 7/20/52  1,131,809 1,050
4.00%, 7/20/42 - 10/20/52  929,941 882
4.50%, 11/20/39 - 4/20/53  1,368,091 1,336
5.00%, 7/20/39 - 6/20/49  368,034 371
5.50%, 1/20/36 - 3/20/49  190,721 195
6.00%, 12/20/38 - 11/20/52  213,842 220
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  19,909 18
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  3,858,148 467
2.50%, 6/20/51  1,871,507 281
3.50%, 5/20/43  17,370 3
4.00%, 2/20/43  9,552 2
Government National Mortgage Assn., TBA (15)
2.00%, 6/20/56  390,000 320
2.50%, 6/20/55  285,000 244
3.50%, 6/20/56  180,000 162
4.50%, 6/20/56  765,000 736
5.00%, 6/20/56  730,000 721
5.50%, 6/20/56  2,075,000 2,088

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 6/20/56  125,000 127
15,046
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $82,301) 80,092
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.5%
U.S. Treasury Obligations  2.5%
U.S. Treasury Bonds, 2.375%, 2/15/42  580,000 421
U.S. Treasury Bonds, 3.375%, 8/15/42  2,595,000 2,156
U.S. Treasury Bonds, 3.75%, 11/15/43  4,875,000 4,192
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 1,936
U.S. Treasury Bonds, 4.00%, 11/15/42 (16) 2,835,000 2,548
U.S. Treasury Bonds, 4.00%, 11/15/52  5,190,000 4,407
U.S. Treasury Bonds, 4.125%, 8/15/44  285,000 256
U.S. Treasury Bonds, 4.125%, 8/15/53  1,250,000 1,084
U.S. Treasury Bonds, 4.25%, 2/15/54  3,590,000 3,179
U.S. Treasury Bonds, 4.25%, 8/15/54  3,585,000 3,176
U.S. Treasury Bonds, 4.375%, 8/15/43  1,520,000 1,423
U.S. Treasury Bonds, 4.50%, 2/15/44  6,220,000 5,896
U.S. Treasury Bonds, 4.50%, 11/15/54  2,570,000 2,374
U.S. Treasury Bonds, 4.625%, 11/15/44  3,845,000 3,688
U.S. Treasury Bonds, 4.625%, 2/15/55  2,360,000 2,226
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 818
U.S. Treasury Bonds, 4.75%, 8/15/55  1,685,000 1,623
U.S. Treasury Notes, 1.375%, 10/31/28  2,355,000 2,212
U.S. Treasury Notes, 2.75%, 8/15/32  2,515,000 2,312
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,316
U.S. Treasury Notes, 3.75%, 5/15/28  3,990,000 3,971
U.S. Treasury Notes, 3.75%, 12/31/30 (16) 5,410,000 5,324
U.S. Treasury Notes, 3.75%, 8/31/31 (16) 4,985,000 4,887
U.S. Treasury Notes, 3.875%, 12/31/27  3,810,000 3,803
U.S. Treasury Notes, 3.875%, 4/30/30  4,605,000 4,567
U.S. Treasury Notes, 4.00%, 6/30/28  925,000 925
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,626
U.S. Treasury Notes, 4.00%, 3/31/30  2,400,000 2,392
U.S. Treasury Notes, 4.00%, 1/31/31  545,000 542
U.S. Treasury Notes, 4.125%, 7/31/28  3,505,000 3,513
U.S. Treasury Notes, 4.125%, 7/31/31  4,425,000 4,418
U.S. Treasury Notes, 4.125%, 10/31/31  6,295,000 6,278
U.S. Treasury Notes, 4.25%, 1/31/30  2,505,000 2,518
U.S. Treasury Notes, 4.25%, 5/15/35  1,550,000 1,533
U.S. Treasury Notes, 4.375%, 12/31/29  2,230,000 2,251

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.375%, 11/30/30  2,485,000 2,510
U.S. Treasury Notes, 4.375%, 1/31/32  3,780,000 3,814
U.S. Treasury Notes, 4.50%, 11/15/33  1,090,000 1,103
U.S. Treasury Notes, 4.625%, 9/30/28  2,760,000 2,796
U.S. Treasury Notes, 4.625%, 5/31/31  1,890,000 1,930
107,944
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $110,409) 107,944
SHORT-TERM INVESTMENTS  0.8%
Commercial Paper  0.0%
4(2)  0.0%(17)
CRF Sequoia, 4.87%, 11/30/26  1,390 1,390
1,390
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.67% (4)(18) 33,959,519 33,960
33,960
Total Short-Term Investments (Cost $35,350) 35,350
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (4)(18) 8,989,429 8,989
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,989
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (4)(18) 7,773,790 7,774
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,774
Total Securities Lending Collateral (Cost $16,763) 16,763

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap, 1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.63% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 55,400 20
Total Options Purchased (Cost $86) 20
Total Investments in Securities
100.6% of Net Assets
(Cost $2,843,578) $ 4,353,060
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $73,565 and represents 1.7% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) Non-income producing
(6) See Note 4. All or a portion of this security is on loan at May 31, 2026.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $19,261 and represents 0.4% of net assets.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at May 31, 2026, was $320 and was valued at $321 (0.0% of net assets).
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(15) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $20,269 and represents 0.5% of net assets.
(16) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(17) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,390 and represents 0.0% of net assets.
(18) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.63% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 55,400 (8)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $80.00 3,206 25,747 (109)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $80.00 3,206 25,747 (86)
Morgan Stanley
S&P 500 Index, Put,
7/17/26 @ $6,975.00 289 219,064 (821)
Morgan Stanley
S&P 500 Index, Put,
8/21/26 @ $6,850.00 52 39,416 (264)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $79.00 3,178 25,523 (431)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $79.00 3,178 25,523 (35)
Total Options Written (Premiums $(1,724)) $ (1,754)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 12,460 459 416 43
Total Bilateral Credit Default Swaps, Protection
Sold 416 43
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 60 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 95 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.049% (SOFR
+ 0.48%) at Maturity, 8/12/26 22 — — —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 21 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 28 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 150 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 92 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 57 1 1 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 19 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 31 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 27 1 1 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 29 — — —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.926% (SOFR + 0.35%) Monthly,
1/18/28 733 9 — 9
Total Bilateral Total Return Swaps 9 11
Total Bilateral Swaps 425 54
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 20,782 508 342 166
Total Centrally Cleared Credit Default Swaps,
Protection Sold 166
Total Centrally Cleared Swaps 166
Net payments (receipts) of variation margin to date (162)
Variation margin receivable (payable) on centrally cleared swaps $ 4
** Includes interest purchased or sold but not yet collected of $11.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 7/24/26 CAD 314 USD 228 $ —
State Street 7/24/26 USD 866 CAD 1,179 8
State Street 8/21/26 USD 164 EUR 140 1
State Street 8/21/26 USD 1,301 EUR 1,114 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 5 Euro BOBL contracts 6/26 (677) $ 11
Short, 4 Euro BUND contracts 6/26 (590) 11
Short, 75 MSCI EAFE Index contracts 6/26 (11,667) (649)
Short, 19 S&P 500 E-Mini Index contracts 6/26 (7,216) 1
Long, 102 U.S. Treasury Notes two year contracts 9/26 21,069 43
Short, 18 Ultra U.S. Treasury Notes ten year
contracts 9/26 (2,018) 2
Net payments (receipts) of variation margin to date 614
Variation margin receivable (payable) on open futures contracts $ 33

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.65%  $ — $ 3,066 $ 2,542
T. Rowe Price Inflation Protected Bond Fund - I
Class, 14.52%  — 16 398
T. Rowe Price Institutional Emerging Markets
Equity Fund  2,963 117,640 2,643
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.51%  (68) (167) 1,210
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.34%  (18) 149 2,812
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 4.04%  — (91) 3,141
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 13.39%  (13) 21 742
T. Rowe Price Real Assets Fund - I Class  5,432 55,478 6,686
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.95%  — (113) 2,802
T. Rowe Price Government Reserve Fund,
3.67% — — 1,747++
T. Rowe Price Treasury Reserve Fund, 3.67% — — 1,951++
Affiliates not held at period end (13,126) 11,063 4,018
Totals $ (4,830)# $ 187,062 $ 30,692+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.65%  $ 35,031 $ 16,287 $ 33 $ 54,351
T. Rowe Price Inflation
Protected Bond Fund - I Class,
14.52%  7,289 7,747 — 15,052
T. Rowe Price Institutional
Emerging Markets Equity
Fund  210,065 6,552 11,945 322,312
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.51%  16,494 3,617 2,288 17,656
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.34%  36,624 9,125 214 45,684
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 4.04%  77,347 31,008 247 108,017
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 13.39%  15,337 8,467 1,013 22,812
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  71,333 4,010 86,406 —
T. Rowe Price Real Assets
Fund - I Class  187,102 9,686 36,794 215,472
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.95%  63,216 12,944 — 76,047
T. Rowe Price Government
Reserve Fund, 3.67% 15,454  ¤  ¤ 33,960
T. Rowe Price Treasury
Reserve Fund, 3.67% 96,218  ¤  ¤ 16,763
Total $ 928,126^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $3,409 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $30,692 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $763,666.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,843,578) $ 4,353,060
Receivable for investment securities sold 11,113
Dividends and interest receivable 6,432
Receivable for shares sold 4,698
Foreign currency (cost $4,176) 4,183
Bilateral swap premiums paid 425
Unrealized gain on bilateral swaps 54
Variation margin receivable on futures contracts 33
Unrealized gain on forward currency exchange contracts 9
Variation margin receivable on centrally cleared swaps 4
Other assets 5,236
Total assets 4,385,247
Liabilities
Payable for investment securities purchased 36,218
Obligation to return securities lending collateral 16,763
Options written (premiums $1,724) 1,754
Investment management fees payable 1,607
Payable for shares redeemed 1,134
Due to affiliates 101
Unrealized loss on forward currency exchange contracts 3
Payable to directors 2
Other liabilities 445
Total liabilities 58,027
NET ASSETS $ 4,327,220

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,631,684
Paid-in capital applicable to 93,031,611 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 2,695,536
NET ASSETS $ 4,327,220
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,267,572; Shares outstanding: 27,249,115) $ 46.52
I Class
(Net assets: $3,059,648; Shares outstanding: 65,782,496) $ 46.51

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $993) $ 68,972
.
  Interest 11,256
Securities lending 98
Other 2
Total income 80,328
Expenses
Investment management 22,758
Shareholder servicing
Investor Class $ 1,989
I Class 231 2,220
Prospectus and shareholder reports
Investor Class 34
I Class 13 47
Custody and accounting 446
Legal and audit 115
Registration 61
Directors 11
Miscellaneous 54
Waived / paid by Price Associates (5,451)
Total expenses 20,261
Net investment income 60,067

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $207) 262,436
Futures (11,711)
Swaps (325)
Options written 9,052
Forward currency exchange contracts (261)
Foreign currency transactions (18)
Capital gain distributions from mutual funds 3,409
Net realized gain 262,582
Change in net unrealized gain / loss
Securities 477,902
Futures (413)
Swaps 54
Options written (192)
Forward currency exchange contracts 63
TBA Sales Commitments (10)
Other assets and liabilities denominated in foreign currencies 55
Change in net unrealized gain / loss 477,459
Net realized and unrealized gain / loss 740,041
INCREASE IN NET ASSETS FROM OPERATIONS $ 800,108

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 60,067 $ 55,450
Net realized gain 262,582 182,509
Change in net unrealized gain / loss 477,459 56,491
Increase in net assets from operations 800,108 294,450
Distributions to shareholders
Net earnings
Investor Class (78,292) (77,672)
I Class (169,661) (140,749)
Decrease in net assets from distributions (247,953) (218,421)
Capital share transactions
*
Shares sold
Investor Class 69,128 93,516
I Class 545,412 533,940
Distributions reinvested
Investor Class 76,086 75,718
I Class 166,215 138,032
Shares redeemed
Investor Class (269,329) (380,188)
I Class (344,140) (344,753)
Increase in net assets from capital share
transactions 243,372 116,265
Net Assets
Increase during period 795,527 192,294
Beginning of period 3,531,693 3,339,399
End of period $ 4,327,220 $ 3,531,693
*Share information (000s)
Shares sold
Investor Class 1,588 2,314
I Class 12,524 13,225
Distributions reinvested
Investor Class 1,813 1,951
I Class 3,965 3,559
Shares redeemed
Investor Class (6,160) (9,419)
I Class (7,910) (8,590)
Increase in shares outstanding 5,820 3,040

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the
Spectrum Moderate Growth Allocation Fund (Investor Class) and the Spectrum
Moderate Growth Allocation Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 323,157 $ — $ 323,157
Bond Funds 339,619 — — 339,619
Common Stocks 2,241,609 668,926 5,708 2,916,243
Convertible Preferred Stocks 2,145 — 13,116 15,261
Equity Funds 537,784 — — 537,784
Private Investment
Companies — — 168,863 168,863
Short-Term Investments 33,960 1,390 — 35,350
Securities Lending Collateral 16,763 — — 16,763
Options Purchased — 20 — 20
Total Securities 3,171,880 993,493 187,687 4,353,060
Swaps* — 645 — 645
Forward Currency Exchange
Contracts — 9 — 9
Futures Contracts* 68 — — 68
Total $ 3,171,948 $ 994,147 $ 187,687 $ 4,353,782
Liabilities
Options Written $ — $ 1,754 $ — $ 1,754
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 649 — — 649
Total $ 649 $ 1,757 $ — $ 2,406
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2026, totaled $17,142,000 for the year ended
May 31, 2026. During the year, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.  Additionally, during the period, transfers into and/or out of Level 3 include securities acquired as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment
in Securities
Common
Stocks $ 1,868 $ 1,211 $ 2,828 $ (140) $ — $ (59) $ 5,708
Convertible
Bonds 150 (26) — — — (124) —
Convertible
Preferred
Stocks 5,467 1,852 6,299 (685) 183 — 13,116
Private
Investment
Companies 72,838 15,525 84,000 (3,500) — — 168,863
Total $ 80,323 $ 18,562 $ 93,127 $ (4,325) $ 183 $ (183) $ 187,687

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$5,708 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
10%
- 100%
10% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.0x
- 9.6x
7.4x Increase
Sales growth
rate
17%
- 24%
23% Increase
Enterprise
value to gross
profit multiple
5.1x
- 12.3x
9.7x Increase
Gross profit
growth rate
17%
- 25%
24% Increase
Price-to-
earnings
multiple
16.8x 16.8x Increase
Price-to-
tangible book
value multiple
1.9x 1.9x Increase
Premium to
public company
multiples
19%
- 26%
22% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$13,116 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
1.5x
- 30.7x
9.2x Increase
Sales growth
rate
17%
- 127%
55% Increase
Enterprise
value to gross
profit multiple
2.6x
- 32.3x
14.9x Increase
Gross profit
growth rate
17%
- 116%
52% Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth
rate
2% 2% Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
– 79%
28% Increase
Cost of capital 20%
- 38%
27% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
13%
- 40%
26% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally,
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$168,863 Rollforward of
Investee NAV
Estimated
return
1.24% 1.24% Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 87
Foreign exchange derivatives Forwards 9
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 645
Equity derivatives Futures 1
^
,*
Total $ 742
^
,*
Liabilities
Interest rate derivatives Options Written $ 8
Foreign exchange derivatives Forwards 3
Credit derivatives Options Written 661
Equity derivatives Futures, Options Written 1,734
Total $ 2,406
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (55) $ (55)
Interest rate
derivatives (161) — 230 — (722) (653)
Foreign
exchange
derivatives (21) — — (261) — (282)
Credit
derivatives (86) 34 — — 452 400
Equity
derivatives 4,404 9,018 (11,941) — — 1,481
Total $ 4,136 $ 9,052 $ (11,711) $ (261) $ (325) $ 891

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 6 $ 6
Interest rate
derivatives (27) 26 (56) — 27 (30)
Foreign
exchange
derivatives — — — 63 — 63
Credit
derivatives — (162) — — 21 (141)
Equity
derivatives 21 (56) (357) — — (392)
Total $ (6) $ (192) $ (413) $ 63 $ 54 $ (494)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $539,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2026, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

derivatives consisted of $450,000 cash. As of May 31, 2026, securities valued at $2,216,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 4% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 8% and 19% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $33,242,000 (0.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2026, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days' prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $43,648,000; the aggregate value of collateral was $46,374,000 and consisted of cash collateral and related investments of $16,763,000 and
U.S. government securities of $29,611,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $1,759,749,000 and $1,663,262,000, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. government securities aggregated $392,760,000 and $343,398,000, respectively, for the year ended
May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 69,689 $ 58,495
Long-term capital gain 178,264 159,926
Total distributions $ 247,953 $ 218,421
($000s)
Cost of investments
$
2,912,483
Unrealized appreciation
$
1,614,262
Unrealized depreciation (174,319)
Net unrealized appreciation (depreciation)
$
1,439,943
($000s)
Undistributed ordinary income
$
55,923
Undistributed long-term capital gain 135,992
Net unrealized appreciation (depreciation) 1,439,943
Loss carryforwards and deferrals (174)
Total distributable earnings (loss)
$
1,631,684

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. At May 31, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.94% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $127,000 for
Price Associates; $1,136,000 for T. Rowe Price Services, Inc.; and $55,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2026, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,745,000 and $3,706,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2026.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.64% $ 254
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 10
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 2,796
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 96
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 207
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 430
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 45
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 262
T. Rowe Price Real Assets Fund - I Class 0.63% 1,311
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 40
Total Management Fee Waived $ 5,451

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $9,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Moderate Growth Allocation
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Moderate Growth
Allocation Fund (one of the funds constituting T. Rowe Price Spectrum Funds
II, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31,
2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$186,121,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $40,844,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $21,265,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $25,604,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,771,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM), T. Rowe
Price International Ltd, and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and
TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Board noted that there are information barriers between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). The information provided
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F103-050 7/26

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026